LEASES - Schedule of Supplemental Consolidated Statements of Cash Flows Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows - payments on operating leases	$ 97	$ 88	$ 75
Financing cash outflows - payments on finance leases	7	7	5
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	135	81	186
Finance leases	$ 5	$ 5	$ 15